Cover	6 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-41831
Entity Registrant Name	Globavend Holdings Limited
Entity Central Index Key	0001978527
Entity Address, Address Line One	Office 1401
Entity Address, Address Line Two	Level 14
Entity Address, Address Line Three	197 St Georges Tce
Entity Address, City or Town	Perth
Entity Address, State or Province	WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6000